UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security	Shares	Value
Common Stocks ― 98.0%
Commercial Banks ― 46.0%
American River Bankshares	79,945	$757,079	(a)(b)
Bank of America Corp.	120,000	1,846,800
Bank of the Ozarks Inc.	35,000	1,292,550
Banner Corp.	52,142	2,393,318
Bryn Mawr Bank Corp.	75,000	2,280,750
C1 Financial Inc.	60,000	1,125,000	(a)
Centerstate Banks Inc.	77,300	920,643
CIT Group Inc.	26,000	1,173,120
CoBiz Financial Inc.	185,000	2,279,200
Columbia Banking System Inc.	75,000	2,172,750
Comerica Inc.	48,550	2,191,061
East West Bancorp Inc.	25,000	1,011,500
Farmers & Merchants Bank of Long Beach	200	1,198,000	(b)
First Connecticut Bancorp Inc.	45,000	691,650
First Financial Bancorp	27,000	480,870
Heritage Financial Corp.	113,000	1,921,000
Heritage Oaks Bancorp	230,000	1,911,300	(b)
Hudson Valley Holding Corp.	85,000	2,172,600
JPMorgan Chase & Co.	63,310	3,835,320
MB Financial Inc.	64,000	2,003,840
Northrim BanCorp Inc.	44,100	1,082,214
Old National Bancorp	76,050	1,079,150
Pacific Continental Corp.	135,000	1,784,700
PNC Financial Services Group Inc.	32,000	2,983,680
QCR Holdings Inc.	90,500	1,623,570	(b)
Royal Bank Of Canada	36,600	2,203,138	(a)
TCF Financial Corp.	60,000	943,200
U.S. Bancorp	60,500	2,642,035
Webster Financial Corp.	62,895	2,330,260
Total Commercial Banks		50,330,298

Capital Markets ― 8.5%
Affiliated Managers Group Inc.	9,392	2,017,214	(a)
Ameriprise Financial Inc.	18,425	2,410,727
Invesco Ltd.	70,500	2,798,145
T. Rowe Price Group Inc.	25,080	2,030,978
Total Capital Markets		9,257,064

Consumer Finance ― 3.9%
Discover Financial Services	53,000	2,986,550
Navient Corp.	64,000	1,301,120
Total Consumer Finance		4,287,670

Insurance ― 20.0%
ACE Ltd.	19,500	2,174,055
American Financial Group Inc.	36,650	2,351,097
AMERISAFE Inc.	55,000	2,543,750
Assurant Inc.	35,000	2,149,350
Brown & Brown Inc.	77,000	2,549,470
Hanover Insurance Group Inc.	42,000	3,048,360
HCC Insurance Holdings Inc.	45,000	2,550,150
MetLife Inc.	50,000	2,527,500
United Insurance Holdings Corp.	87,950	1,978,875
Total Insurance		21,872,607

IT Services ― 8.3%
Fiserv Inc.	24,840	1,972,296	(a)
Global Payments Inc.	35,000	3,208,800
Heartland Payment Systems Inc.	25,000	1,171,250
Visa Inc., Class A Shares	41,400	2,707,974
Total IT Services		9,060,320

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security	Shares	Value
Professional Services ― 2.6%
Verisk Analytics Inc., Class A Shares	39,500	$2,820,300	(a)
Real Estate Investment Trusts (REITs) ― 1.8%
Simon Property Group LP	10,000	1,956,400
Thrifts & Mortgage Finance ― 6.9%
Alliance Bancorp Inc. of Pennsylvania	50,000	1,080,000	(b)
EverBank Financial Corp.	70,000	1,262,100
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	22,000	620,180
Fox Chase Bancorp Inc.	90,000	1,514,700
Territorial Bancorp Inc.	65,000	1,544,400
WSFS Financial Corp.	20,000	1,512,600
Total Thrifts & Mortgage Finance		7,533,980

Total Investments ― 98.0% (Cost ― $71,003,077)	107,118,639
Other Assets in Excess of Liabilities ― 2.0%	2,185,012
Total Net Assets ― 100.0%	$109,303,651

Notes:
(a) Non-income producing security
(b) Illiquid securities at March 31, 2014; the aggregate value of these illiquid securities $6,569,949 or 6.0% of net assets

The cost basis of investment for federal income tax purposes at March 31, 2015, was as follows***:

Cost of Investments	$71,003,077
Gross Unrealized Appreciation	36,404,242
Gross Unrealized Depreciation	(288,680)
Net Unrealized Appreciation	$36,115,562

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Municipal Bonds ― 98.3%
Education ― 19.9%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.500%	10/1/2018	$115,000	$115,210
St. John’s College Facility	5.500%	10/1/2023	490,000	490,902
St. John’s College Facility	5.000%	10/1/2027	1,135,000	1,208,026
St. John’s College Facility	5.000%	10/1/2036	2,465,000	2,563,945
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2018	500,000	528,730
Frostburg State University Project	4.000%	10/1/2019	500,000	530,165
Frostburg State University Project	4.000%	10/1/2020	500,000	531,670
Salisbury University Project	5.000%	6/1/2027	455,000	502,388
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	2,045,518
University of Maryland, College Park Projects	0.050%	7/1/1931	500,000	550,940
University of Maryland, College Park Projects	5.750%	6/1/2033	500,000	530,285
University of Maryland, College Park Projects	5.800%	6/1/2038	1,500,000	1,579,335
Maryland State EDC, Utility Infrastructure Revenue:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,738,864
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,402,520
Maryland Institute College of Art	5.000%	6/1/2036	5,000,000	5,368,450
Maryland Institute College of Art	5.000%	6/1/2042	800,000	854,536
University of Maryland, College Park Project	5.000%	7/1/2016	3,700,000	3,903,463
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/2031	3,500,000	3,631,705
Total Education				29,076,652

Health Care ― 16.7%
Maryland State Health & Higher EFA Revenue Bonds:
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,145,650
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,613,440
Mercy Medical Center Inc.	5.500%	7/1/2042	3,445,000	3,672,198
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,275,040
Suburban Hospital	5.500%	7/1/2016	500,000	502,040
The Johns Hopkins Hospital Issue	0.000%	7/1/2019	4,000,000	3,526,560
University of Maryland Medical System	5.000%	7/1/2034	1,000,000	1,111,550
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,108,880
University of Maryland Medical System	5.000%	7/1/2041	1,000,000	1,040,940
Washington County Hospital Association	5.000%	1/1/2017	500,000	527,875
Washington County Hospital Issue	4.750%	1/1/2016	1,000,000	1,021,620
Washington County Hospital Issue	5.250%	1/1/2023	500,000	543,030
Washington County Hospital Issue	5.750%	1/1/2038	2,000,000	2,159,680
Washington County Hospital Issue	6.000%	1/1/2043	1,000,000	1,085,020
Total Health Care				24,333,523

Housing ― 9.1%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/2029	2,490,000	2,605,387
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/2029	1,000,000	1,054,360
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/2039	1,980,000	2,076,941
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,888,157
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,089,890
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/2025	1,000,000	1,055,070
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/2027	585,000	595,618
Total Housing				13,365,423

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Industrial Revenue ― 2.7%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	$565,000	$599,126
Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/2015	320,000	321,274
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/2015	3,000,000	3,019,020
Total Industrial Revenue				3,939,420

Leasing ― 3.8%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.125%	6/30/2015	3,340,000	3,353,193
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/2019	1,000,000	1,003,500
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,182,600
Total Leasing				5,539,293

Local General Obligation — 4.5%
Anne Arundel County, Maryland, GO Bonds:
Consolidated General Improvement Bonds	4.500%	3/1/2023	1,000,000	1,070,910
Water & Sewer	4.000%	4/1/2027	1,150,000	1,288,322
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,429,652
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/2026	1,000,000	1,046,870
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	1,000,000	1,163,190
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/2016	500,000	514,940
Total Local General Obligation				6,513,884

Power — 2.3%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/2016	2,000,000	1,199,420
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/2028	3,740,000	2,187,900
Total Power				3,387,320

Pre-Refunded/Escrowed to Maturity — 15.8%
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/2020	1,050,000	1,114,050	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,652,720	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	1,485,000	1,678,213	(a)
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/2023	1,000,000	1,097,470	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,461,680	(b)
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/2018	925,000	1,004,337	(b)
Howard County General Hospital Issue	5.500%	7/1/2021	2,535,000	2,655,336	(b)
Loyola College Issue	5.000%	10/1/2040	2,000,000	2,047,720	(b)
Peninsula Regional Medical Center Issue	5.000%	7/1/2019	1,000,000	1,058,330	(b)
Peninsula Regional Medical Center Issue	5.000%	7/1/2026	2,435,000	2,577,034	(b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	17,726	(b)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/2021	2,500,000	2,675,075	(b)
Total Pre-Refunded/Escrowed to Maturity				23,039,691

Special Tax Obligation — 3.7%
Frederick County, MD, Special Obligation, Urbana Community Development Authority	5.000%	7/1/2030	3,000,000	3,284,460
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2023	290,000	216,850
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	1,985,000	1,350,058
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/2039	1,000,000	627,500
Total Special Tax Obligation				5,478,868

Transportation — 4.0%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,920,550
Total Transportation				5,920,550

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Water & Sewer — 12.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	$1,910,000	$2,126,460
Water Projects, FGIC	5.000%	7/1/2024	1,890,000	2,108,408
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	2,515,000	2,793,536
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.250%	6/1/2016	1,650,000	1,744,908
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/2017	2,000,000	2,220,880
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2018	2,705,000	3,134,689
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	4,388,691
Total Water & Sewer				18,517,572

Total Investments ― 95.2% (Cost ― $129,407,340)	139,112,196
Other Assets in Excess of Liabilities ― 4.8%	7,053,498
Total Net Assets ― 100.0%	$146,165,694

(a) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b) Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

AGM — Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
IDA — Industrial Development Authority
NATL — National Public Finance Guarantee Corporation — Insured Bonds

Ratings table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	10.9%
AA/Aa	33.9%
A	13.8%
BBB/Baa	18.9%
B/B	1.6%
CCC/Caa	2.4%
NR	18.5%
100.0%

* As a percentage of total investments.
** The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

The cost basis of investment for federal income tax purposes at March 31, 2015, was as follows***:

Cost of Investments	$129,407,340
Gross Unrealized Appreciation	13,199,414
Gross Unrealized Depreciation	(3,494,558)
Net Unrealized Depreciation	$9,704,856

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security	Shares	Value
Common Stocks ― 66.1%
Cosumer Discretionary ― 8.7%
Auto Components ― 1.9%
BorgWarner Inc.	42,850	$2,591,568
Hotels, Restaurants & Leisure ― 1.5%
Yum! Brands Inc.	25,925	2,040,816
Multiline Retail ― 1.8%
Target Corp.	29,245	2,400,137
Specialty Retail ― 1.6%
TJX Cos Inc.	31,630	2,215,682
Textiles, Apparel & Luxury Goods ― 1.9%
VF Corp.	34,850	2,624,554
Total Consumer Discretionary		11,872,757

Consumer Staples ― 6.8%
Beverages ― 0.9%
PepsiCo Inc.	12,645	1,209,115
Food & Staples Retailing ― 2.2%
CVS Health Corp.	29,810	3,076,690
Food Products ― 1.1%
General Mills Inc.	27,720	1,568,952
Household Products ― 0.4%
Procter & Gamble Co.	6,830	559,650
Personal Products ― 2.2%
Estee Lauder Cos. Inc., Class A Shares	36,430	3,029,519
Total Consumer Staples		9,443,926

Energy ― 4.2%
Energy Equipment & Services ― 3.0%
FMC Technologies Inc.	30,700	1,136,207	*
National Oilwell Varco Inc.	21,940	1,096,781
Tetra Tech Inc.	79,710	1,914,634
Total Energy Equipment & Services		4,147,622

Oil, Gas & Consumable Fuels ― 1.2%
Noble Energy Inc.	33,500	1,638,150
Total Energy		5,785,772

Financials ― 10.4%
Banks ― 3.5%
US Bancorp	54,080	2,361,674
Wells Fargo & Co.	43,690	2,376,736
Total Banks		4,738,410

Capital Markets ― 2.2%
Invesco Ltd.	45,750	1,815,817
T. Rowe Price Group Inc.	14,220	1,151,536
Total Capital Markets		2,967,353

Consumer Finance ― 1.3%
Discover Financial Services	32,160	1,812,216
Insurance ― 1.5%
ACE Ltd.	18,930	2,110,506
Real Estate Investment Trusts (REITs) ― 1.9%
Simon Property Group LP	7,730	1,512,297
Crown Castle International Corp.	13,600	1,122,544
Total REITS		2,634,841
Total Financials		14,263,326

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security	Shares	Value
Health Care ― 11.7%
Biotechnology ― 3.1%
Alexion Pharmaceuticals Inc.	10,360	$1,795,388	*
Gilead Sciences Inc.	12,200	1,197,186	*
Regeneron Pharmaceuticals	2,900	1,309,292	*
Total Biotechnology		4,301,866

Health Care Equipment & Supplies ― 1.1%
CR Bard Inc.	8,630	1,444,230
Health Care Providers & Services ― 2.9%
Express Scripts Holding Co.	18,950	1,644,292	*
UnitedHealth Group Inc.	19,100	2,259,339
Total Health Care Providers & Services		3,903,631

Health Care Technology ― 2.0%
Cerner Corp.	36,990	2,709,887	*
Pharmaceuticals ― 2.6%
Novo Nordisk A/S, ADR	38,710	2,066,727
Shire PLC	6,250	1,495,563
Total Pharmaceuticals		3,562,290
Total Health Care		15,921,904

Industrials ― 6.3%
Airlines ― 1.5%
Delta Air Lines Inc.	45,890	2,063,214
Construction & Engineering ― 0.9%
Quanta Services Inc.	43,900	1,252,467	*
Machinery ― 2.6%
Danaher Corp.	27,590	2,342,391
Illinois Tool Works Inc.	12,540	1,218,136
Total Machinery		3,560,527

Road & Rail ― 1.3%
Union Pacific Corp.	16,090	1,742,708
Total Industrials		8,618,916

Information Technology ― 14.3%
Communications Equipment ― 0.7%
QUALCOMM Inc.	13,610	943,717
Electronic Equipment, Instruments & Components ― 1.3%
Ingenico, ADR	83,080	1,826,098
Internet Software & Services ― 4.6%
eBay Inc.	30,220	1,743,090	*
Google Inc., Class A Shares	1,820	1,009,554	*
Google Inc., Class C Shares	2,590	1,419,320	*
LinkedIn Corp., Class A Shares	8,770	2,191,272	*
Total Internet Software & Services		6,363,236

IT Services ― 2.9%
Cognizant Technology Solutions Cl A	34,090	2,126,875	*
Visa Inc., Class A Shares	28,680	1,875,959
Total IT Services		4,002,834

Software ― 1.6%
VMware Inc., Class A Shares	26,400	2,165,064	*
Technology Hardware, Storage & Peripherals ― 3.2%
Apple Inc.	27,170	3,380,763
NetApp Inc.	30,090	1,066,991
Total Technology Hardware, Storage & Peripherals		4,447,754
Total Information Technology		19,748,703

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security			Shares	Value
Materials ― 2.2%
Chemicals ― 2.2%
Air Products & Chemicals Inc.			13,974	$2,113,987
Potash Corp Saskatchewan Inc.			28,365	914,771
Total Materials				3,028,758

Utilities ― 1.5%
Water Utilities ― 1.5%
American Water Works Co. Inc.			36,740	1,991,675

Total Common Stocks (Cost ― $59,667,413)				90,675,737

		Maturity	Face
	Rate	Date	Amount	Value
Asset Backed Securities ― 0.5%
Nelnet Student Loan Trust, 2008-2 A4	1.934%	6/26/2034	$665,000	$692,226	(a)
Total Asset-Backed Securities (Cost ― $693,014)				692,226

Collateralized Mortgage Obligations ― 1.0%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.796%	12/10/2049	78,923	79,636	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/2019	3,353	3,402
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	306,464	328,545
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	354,077	371,307
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	143,488	154,049
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/2034	19,258	19,263
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/2036	88,146	90,301
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/2037	131,725	134,748
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	182,015	186,724
Total Collateralized Mortgage Obligations (Cost ― $1,377,902)				1,367,975

Corporate Bonds ― 19.0%
Consumer Discretionary ― 1.9%
Automobiles ― 0.3%
Ford Motor Credit Co. LLC	8.000%	12/15/2016	350,000	388,044
Media ― 1.6%
Comcast Corp.	3.375%	2/15/2025	210,000	219,887
Comcast Corp.	5.650%	6/15/2035	600,000	747,369
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/2024	425,000	454,740
Scripps Networks Interactive Inc.	2.750%	11/15/2019	125,000	126,191
Thomson Reuters Corp.	1.300%	2/23/2017	100,000	100,161
Viacom Inc.	4.500%	3/1/2021	385,000	417,747
Viacom Inc.	2.500%	9/1/2018	150,000	152,708
Total Media				2,218,803
Total Consumer Discretionary				2,606,847

Consumer Staples ― 0.5%
Beverages ― 0.5%
PepsiCo Inc.	5.000%	6/1/2018	655,000	726,421

Energy ― 0.8%
Energy Equipment & Services ― 0.1%
FMC Technologies Inc.	2.000%	10/1/2017	125,000	124,929
Oil, Gas & Consumable Fuels ― 0.7%
ONEOK Partners LP	2.000%	10/1/2017	150,000	149,678
Petrobras International Finance Co.	3.500%	2/6/2017	675,000	633,386
Statoil ASA	3.125%	8/17/2017	190,000	199,070
Total Oil, Gas & Consumable Fuels				982,134
Total Energy				1,107,063

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 9.4%
Banks ― 4.9%
Bank of America Corp.	5.625%	10/14/2016	$1,000,000	$1,065,069
Bank of America Corp.	1.350%	11/21/2016	600,000	600,253
Bank of Montreal	1.400%	9/11/2017	225,000	226,106
Bank of Nova Scotia	2.050%	10/7/2015	250,000	252,038
Bank of Nova Scotia	2.050%	10/30/2018	350,000	355,147
Barclays Bank PLC	5.000%	9/22/2016	435,000	459,904
Citigroup Inc.	5.500%	9/13/2025	325,000	369,097
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/2015	450,000	454,070
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/2021	1,000,000	1,120,960
JPMorgan Chase & Co.	3.450%	3/1/2016	550,000	562,605
JPMorgan Chase & Co.	6.000%	1/15/2018	200,000	223,794
SunTrust Banks Inc.	3.600%	4/15/2016	555,000	569,020
Wells Fargo & Co.	4.600%	4/1/2021	380,000	427,106
Total Banks				6,685,169

Capital Markets ― 1.2%
Blackrock Inc.	4.250%	5/24/2021	400,000	447,365
Goldman Sachs Group Inc.	1.332%	11/15/2018	450,000	455,315
Morgan Stanley	5.000%	11/24/2025	220,000	243,328
State Street Corp.	3.700%	11/20/2023	200,000	215,381
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	330,745
Total Capital Markets				1,692,134

Consumer Finance ― 0.3%
Toyota Motor Credit Corp.	2.000%	9/15/2016	400,000	407,962
Diversified Financial Services ― 1.2%
Intercontinental Exchange Inc.	2.500%	10/15/2018	125,000	128,954
Intercontinental Exchange Inc.	4.000%	10/15/2023	300,000	324,547
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	540,000	806,649
NYSE Euronext	2.000%	10/5/2017	400,000	405,842
Total Diversified Financial Services				1,665,992

Insurance ― 0.3%
Aflac Inc.	4.000%	2/15/2022	400,000	434,438
Real Estate Investment Trusts (REITs) ― 1.5%
Digital Realty Trust LP.	5.250%	3/15/2021	125,000	139,299
Government Properties Income Trust	3.750%	8/15/2019	160,000	165,949
HCP Inc.	2.625%	2/1/2020	750,000	752,703
Health Care REIT Inc.	3.625%	3/15/2016	400,000	410,163
Hospitality Properties Trust	4.650%	3/15/2024	300,000	311,459
Simon Property Group LP	4.125%	12/1/2021	250,000	274,142
Total REITs				2,053,715
Total Financials				12,939,410

Health Care ― 1.8%
Biotechnology ― 0.6%
Gilead Sciences Inc.	3.050%	12/1/2016	375,000	388,320
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	450,139
Total Biotechnology				838,459

Health Care Equipment & Supplies ― 0.4%
Medtronic Inc.	4.125%	3/15/2021	500,000	553,130
Health Care Providers & Services ― 0.1%
UnitedHealth Group Inc.	1.400%	10/15/2017	125,000	126,293
Pharmaceuticals ― 0.7%
Pfizer Inc.	1.100%	5/15/2017	475,000	478,141
Wyeth LLC	5.500%	2/15/2016	425,000	443,129
Total Pharmaceuticals				921,270
Total Health Care				2,439,152

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Industrials ― 0.8%
Machinery ― 0.1%
Flowserve Corp.	4.000%	11/15/2023	$150,000	$157,631
Rail Transportation ― 0.7%
Norfolk Southern Corp.	7.250%	2/15/2031	650,000	911,600
Total Industrials				1,069,231

Information Technology ― 2.7%
Communications Equipment ― 0.2%
Cisco Systems Inc.	2.125%	3/1/2019	300,000	306,314
Internet Software & Services ― 0.3%
eBay Inc.	1.625%	10/15/2015	340,000	341,672
Internet & Catalog Retail ― 0.2%
Priceline Group Inc.	3.650%	3/15/2025	260,000	265,132
Semiconductors & Semiconductor Equipment ― 1.0%
Altera Corp.	2.500%	11/15/2018	200,000	205,496
Intel Corp.	1.350%	12/15/2017	350,000	351,996
KLA-Tencor Corp.	4.125%	11/1/2021	420,000	442,791
Texas Instruments Inc.	1.650%	8/3/2019	400,000	398,486
Total Semiconductors & Semiconductor Equipment				1,398,769

Software ― 0.6%
Microsoft Corp.	1.625%	9/25/2015	450,000	452,825
Oracle Corp.	2.800%	7/8/2021	400,000	414,670
Total Software				867,495

Technology Hardware, Storage & Peripherals ― 0.4%
Apple Inc.	2.100%	5/6/2019	525,000	537,077
Total Information Technology				3,451,327

Materials ― 0.6%
Chemicals ― 0.6%
Potash Corp of Saskatchewan Inc.	5.875%	12/1/2036	600,000	757,525

Telecommunication Services ― 0.5%
Diversified Telecommunication Services ― 0.5%
Verizon Communications Inc.	1.991%	9/14/2018	175,000	182,682
Verizon Communications Inc.	6.350%	4/1/2019	400,000	465,899
Total Telecommunication Services				648,581

Total Corporate Bonds (Cost ― $24,666,696)				26,010,689

Mortgage Backed Securities ― 1.6%
Federal Home Loan Mortgage Corporation (FHLMC)― 1.1%
Pool E01603	5.000%	3/1/2019	152,878	162,163
Pool G18082	5.000%	11/1/2020	109,755	116,972
Pool G12379	4.500%	6/1/2021	126,678	133,744
Pool J04311	6.000%	2/1/2022	61,889	68,617
Pool C91417	3.500%	1/1/2032	258,015	272,346
Pool A35826	5.000%	7/1/2035	168,290	186,962
Pool G08112	6.000%	2/1/2036	222,705	255,788
Pool G02564	6.500%	1/1/2037	105,666	125,802
Pool G08179	5.500%	2/1/2037	98,948	111,146
Pool A65694	6.000%	9/1/2037	89,283	101,416
Total FHLMC				1,534,956

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Federal National Mortgage Association (FNMA) ― 0.2%
Pool 490446	6.500%	3/1/2029	$35	$41
Pool 808156	4.500%	2/1/2035	61,529	67,216
Pool 891596	5.500%	6/1/2036	2,294	2,582
Pool 190375	5.500%	11/1/2036	15,727	17,715
Pool 916386	6.000%	5/1/2037	71,991	82,112
Pool 946594	6.000%	9/1/2037	103,872	118,525
Total FNMA				288,191
Government National Mortgage Association (GNMA) ― 0.3%
Pool 550763	5.000%	12/15/2035	315,136	353,345
Pool 3922	7.000%	11/20/2036	40,477	51,440
Total GNMA				404,785
Total Mortgage Backed Securities (Cost ― $1,656,496)				2,227,932

Municipal Bonds ― 0.3%
Pennsylvania ― 0.3%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	390,000	443,683
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	10,000	11,896	(b)
Total Municipal Bonds (Cost ― $404,718)				455,579

US Government & Agency Obligations ― 8.4%
U.S. Government Agencies ― 3.1%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/2021	500,000	500,062
Federal Home Loan Bank (FHLB)	2.500%	7/5/2022	500,000	500,116
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/25/2016	400,000	408,599
Federal Home Loan Mortgage Corp. (FHLMC)	3.750%	3/27/2019	375,000	411,643
Federal Home Loan Mortgage Corp. (FHLMC)	1.250%	10/2/2019	245,000	243,065
Federal Home Loan Mortgage Corp. (FHLMC)	2.375%	1/13/2022	1,700,000	1,759,067
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	456,793
Total U.S. Government Agencies				4,279,345
U.S. Government Obligations ― 5.3%
United States Treasury Bonds	7.875%	2/15/2021	425,000	577,402
United States Treasury Bonds	7.250%	8/15/2022	450,000	625,184
United States Treasury Bonds	7.125%	2/15/2023	300,000	419,648
United States Treasury Bonds	6.250%	8/15/2023	165,000	222,544
United States Treasury Bonds	3.500%	2/15/2039	718,000	850,381
United States Treasury Bonds	4.375%	11/15/2039	204,000	274,826
United States Treasury Notes	2.250%	11/30/2017	984,000	1,022,130
United States Treasury Notes	3.625%	8/15/2019	210,000	230,967
United States Treasury Notes	2.625%	8/15/2020	2,629,000	2,786,125
United States Treasury Notes	3.125%	5/15/2021	150,000	163,313
Total U.S. Government Obligations				7,172,520
Total U.S. Government & Agency Obligations (Cost ― $11,191,171)				11,451,865

Total Investments ― 97.0% (Cost ― $99,657,410)				132,882,003
Other Assets in Excess of Liabilities ― 3.1%				4,075,214
Total Net Assets ― 100.0%				$136,957,217

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)
Notes:

* Non-income producing security.
(a) Variable rate security. Interest rate disclosed is rate at period end.
(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S.
government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:
ADR - American Depositary Receipts
GO - General Obligation
PAC - Planned Amortization Class

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at March 31, 2015, was as follows***:

Cost of investments	$99,657,410
Gross unrealized appreciation	35,187,464
Gross unrealized depreciation	(1,962,871)
Net unrealized appreciation	$33,224,593

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security	Shares	Value
Common Stocks ― 66.6%
Consumer Discretionary ― 8.5%
Auto Components ― 1.9%
BorgWarner Inc.	15,260	$922,925
Hotels, Restaurants & Leisure ― 1.4%
Yum! Brands Inc.	8,740	688,013
Multiline Retail ― 1.7%
Target Corp.	10,370	851,066
Specialty Retail ― 1.6%
TJX Cos Inc.	11,250	788,062
Textiles, Apparel & Luxury Goods ― 1.9%
VF Corp.	12,280	924,807
Total Consumer Discretionary		4,174,873

Consumer Staples ― 6.8%
Beverages ― 0.8%
PepsiCo Inc.	4,215	403,038
Food & Staples Retailing ― 2.2%
CVS Health Corp.	10,420	1,075,448
Food Products ― 1.2%
General Mills Inc.	9,965	564,019
Household Products ― 0.4%
Procter & Gamble Co.	2,167	177,564
Personal Products ― 2.2%
Estee Lauder Cos. Inc., Class A Shares	12,840	1,067,774
Total Consumer Staples		3,287,843

Energy ― 4.4%
Energy Equipment & Services ― 3.2%
FMC Technologies Inc.	12,590	465,956	*
National Oilwell Varco Inc.	8,920	445,911
Tetra Tech Inc.	27,720	665,834
Total Energy Equipment & Services		1,577,701

Oil, Gas & Consumable Fuels ― 1.2%
Noble Energy Inc.	11,520	563,328
Total Energy		2,141,029

Financials ― 10.5%
Banks ― 3.4%
US Bancorp	18,910	825,800
Wells Fargo & Co.	15,270	830,688
Total Banks		1,656,488

Capital Markets ― 2.3%
Invesco Ltd.	17,220	683,462
T. Rowe Price Group Inc.	5,040	408,139
Total Capital Markets		1,091,601

Consumer Finance ― 1.4%
Discover Financial Services	12,140	684,089
Insurance ― 1.5%
ACE Ltd.	6,710	748,098
Real Estate Investment Trusts (REITs) ― 1.9%
Crown Castle International Corp.	4,620	381,335
Simon Property Group LP	2,740	536,053
Total REITS		917,388
Total Financials		5,097,664

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security	Shares	Value
Health Care ― 11.8%
Biotechnology ― 3.2%
Alexion Pharmaceuticals Inc.	3,800	$658,540	**
Gilead Sciences Inc.	4,270	419,015	**
Regeneron Pharmaceuticals	1,010	455,995	*
Total Biotechnology		1,533,550

Health Equipment & Supplies ― 1.0%
CR Bard Inc.	3,020	505,397
Health Care Providers & Services ― 3.0%
Express Scripts Holding Co.	7,500	650,775	*
UnitedHealth Group Inc.	6,770	800,823
Total Health Care Providers & Services		1,451,598

Health Care Technology ― 2.0%
Cerner Corp.	13,040	955,310	*
Pharmaceuticals ― 2.6%
Novo Nordisk A/S, ADR	13,720	732,511
Shire PLC	2,180	521,652
Total Pharmaceuticals		1,254,163
Total Health Care		5,700,018

Industrials ― 6.3%
Airlines ― 1.5%
Delta Air Lines Inc.	16,120	724,755
Construction & Engineering ― 0.9%
Quanta Services Inc.	15,360	438,221	*
Machinery ― 2.5%
Danaher Corp.	9,780	830,322
Illinois Tool Works Inc.	3,990	387,589
Total Machinery		1,217,911
Road & Rail ― 1.4%
Union Pacific Corp.	6,460	699,683
Total Industrials		3,080,570

Information Technology ― 14.6%
Communications Equipment ― 0.7%
QUALCOMM Inc.	4,800	332,832
Electronic Equipment, Instruments & Components ― 1.3%
Ingenico, ADR	28,210	620,056
Internet Software & Services ― 4.7%
eBay Inc.	10,560	609,101	*
Google Inc., Class A Shares	920	504,160	*
Google Inc., Class C Shares	640	355,008	*
LinkedIn Corp., Class A Shares	3,310	827,036	*
Total Internet Software & Services		2,295,305

IT Services ― 3.0%
Cognizant Technology Solutions, Class A Shares	11,910	743,065	*
Visa Inc., Class A Shares	10,680	698,579
Total IT Services		1,441,644

Software ― 1.6%
VMware Inc., Class A Shares	9,760	800,418	*
Technology Hardware, Storage & Peripherals ― 3.3%
Apple Inc.	10,080	1,254,255
NetApp Inc.	10,520	373,039
Total Technology Hardware, Storage & Peripherals		1,627,294
Total Information Technology		7,117,549

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Security			Shares	Value

Materials ― 2.2%
Chemicals ― 2.2%
Air Products & Chemicals Inc.			$5,085	$769,259
Potash Corp. of Saskatchewan Inc.			9,020	290,895
Total Chemicals				1,060,154
Total Materials				1,060,154

Utilities ― 1.5%
Water Utilities ― 1.5%
American Water Works Co. Inc.			13,850	750,808
Total Utilities				750,808

Total Common Stocks (Cost ― $21,669,105)				32,410,508
		Maturity	Face
	Rate	Date	Amount	Value
Asset Backed Securities ― 0.5%
Nelnet Student Loan Trust, 2008-2 A4	1.934%	6/26/2034	$222,000	$231,089	(a)
Total Asset-Backed Securities (Cost ― $230,209)				231,089

Collateralized Mortgage Obligations ― 0.7%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.796%	12/10/2049	27,307	27,554	(a)
Freddie Mac REMIC, 2837 ED	5.000%	8/15/2019	1,118	1,134
Freddie Mac REMIC, 3835 BA	4.000%	8/15/2038	91,939	98,563
Fannie Mae REMIC, 53 CY	4.000%	6/25/2041	19,730	21,182
Government National Mortgage Association, 46 G	4.500%	9/20/2034	7,360	7,362
Government National Mortgage Association, 93 PB	3.000%	12/16/2038	70,633	72,460
Government National Mortgage Association, 56 BA	4.500%	2/20/2036	101,965	104,458
Total Collateralized Mortgage Obligations (Cost ― $335,281)				332,713

Corporate Bonds ― 18.0%
Consumer Discretionary ― 1.9%
Automobiles ― 0.3%
Ford Motor Credit Co. LLC	8.000%	12/15/2016	115,000	127,500
Media ― 1.6%
Comcast Corp.	3.375%	2/15/2025	70,000	73,296
Comcast Corp.	5.650%	6/15/2035	200,000	249,123
DIRECTV Holdings LLC / DIRECTV Financing Co Inc	4.450%	4/1/2024	150,000	160,496
Scripps Networks Interactive Inc	2.750%	11/15/2019	40,000	40,381
Thomson Reuters Corp.	1.300%	2/23/2017	50,000	50,080
Viacom Inc.	4.500%	3/1/2021	125,000	135,632
Viacom Inc.	2.500%	9/1/2018	50,000	50,903
Total Media				759,911
Total Consumer Discretionary				887,411

Consumer Staples ― 0.6%
Beverages ― 0.6%
PepsiCo Inc.	5.000%	6/1/2018	245,000	271,715
Total Consumer Staples				271,715

Energy ― 0.8%
Energy Equipment & Services ― 0.1%
FMC Technologies Inc.	2.000%	10/1/2017	50,000	49,972
Oil, Gas & Consumable Fuels ― 0.7%
ONEOK Partners LP	2.000%	10/1/2017	50,000	49,893
Petrobras International Finance Co.	3.500%	2/6/2017	250,000	234,588
Statoil ASA	3.125%	8/17/2017	70,000	73,341
Total Oil, Gas & Consumable Fuels				357,822
Total Energy				407,794

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 9.3%
Banks ― 4.8%
Bank of America Corp.	5.625%	10/14/2016	$250,000	$266,267
Bank of America Corp.	1.350%	11/21/2016	200,000	200,084
Bank of Montreal	1.400%	9/11/2017	75,000	75,369
Bank of Nova Scotia	2.050%	10/7/2015	100,000	100,815
Bank of Nova Scotia	2.050%	10/30/2018	125,000	126,838
Barclays Bank PLC	5.000%	9/22/2016	170,000	179,733
Citigroup Inc.	5.500%	9/13/2025	110,000	124,925
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/2015	170,000	171,538
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/2021	350,000	392,336
Fifth Third Bancorp	3.625%	1/25/2016	100,000	102,171
JPMorgan Chase & Co.	3.450%	3/1/2016	200,000	204,584
JPMorgan Chase & Co.	6.000%	1/15/2018	75,000	83,923
SunTrust Banks Inc.	3.600%	4/15/2016	175,000	179,421
Wells Fargo & Co.	4.600%	4/1/2021	100,000	112,396
Total Banks				2,320,400

Capital Markets ― 1.2%
BlackRock Inc.	4.250%	5/24/2021	125,000	139,802
Goldman Sachs Group Inc.	1.332%	11/15/2018	150,000	151,772
Morgan Stanley	5.000%	11/24/2025	70,000	77,423
State Street Corp.	3.700%	11/20/2023	65,000	69,998
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	127,209
Total Capital Markets				566,204

Consumer Finance ― 0.3%
Toyota Motor Credit Corp.	2.000%	9/15/2016	125,000	127,488
Diversified Financial Services ― 1.3%
Intercontinental Exchange Inc.	2.500%	10/15/2018	45,000	46,423
Intercontinental Exchange Inc.	4.000%	10/15/2023	125,000	135,228
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	200,000	298,759
NYSE Euronext	2.000%	10/5/2017	140,000	142,045
Total Diversified Financial Services				622,455

Insurance ― 0.3%
Aflac Inc.	4.000%	2/15/2022	130,000	141,192
Real Estate Investment Trusts (REITs) ― 1.4%
Digital Realty Trust LP.	5.250%	3/15/2021	50,000	55,720
Government Properties Income Trust	3.750%	8/15/2019	55,000	57,045
HCP Inc.	2.625%	2/1/2020	250,000	250,901
Health Care REIT Inc	3.625%	3/15/2016	125,000	128,176
Hospitality Properties Trust	4.650%	3/15/2024	100,000	103,819
Simon Property Group LP	4.125%	12/1/2021	85,000	93,208
Total Real Estate Investment Trusts (REITs)				688,869
Total Financials				4,466,608

Health Care ― 1.8%
Biotechnology ― 0.5%
Gilead Sciences Inc.	3.050%	12/1/2016	110,000	113,908
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	140,668
Total Biotechnology				254,576

Health Care Equipment & Supplies ― 0.5%
Medtronic Inc.	4.125%	3/15/2021	200,000	221,252
Health Care Providers & Services ― 0.1%
UnitedHealth Group Inc.	1.400%	10/15/2017	50,000	50,517
Pharmaceuticals ― 0.7%
Pfizer Inc.	1.100%	5/15/2017	155,000	156,025
Wyeth LLC	5.500%	2/15/2016	165,000	172,038
Total Pharmaceuticals				328,063
Total Health Care				854,408

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Industrials ― 0.1%
Machinery ― 0.1%
Flowserve Corp.	4.000%	11/15/2023	$50,000	$52,544
Total Industrials				52,544

Information Technology ― 2.5%
Communications Equipment ― 0.3%
Cisco Systems Inc.	2.125%	3/1/2019	125,000	127,631
Internet & Catalog Retail ― 0.2%
Priceline Group Inc.	3.650%	3/15/2025	85,000	86,678
Internet Software & Services ― 0.3%
eBay Inc.	1.625%	10/15/2015	125,000	125,615
Semiconductors & Semiconductor Equipment ― 1.0%
Altera Corp.	2.500%	11/15/2018	75,000	77,061
Intel Corp.	1.350%	12/15/2017	125,000	125,713
KLA-Tencor Corp	4.125%	11/1/2021	135,000	142,326
Texas Instruments Inc.	1.650%	8/3/2019	150,000	149,432
Total Semiconductors & Semiconductor Equipment				494,532

Software ― 0.3%
Oracle Corp.	2.800%	7/8/2021	125,000	129,584
Technology Hardware, Storage & Peripherals ― 0.4%
Apple Inc.	2.100%	5/6/2019	180,000	184,141
Total Information Technology				1,148,181

Materials ― 0.5%
Chemicals ― 0.5%
Potash Corp of Saskatchewan Inc.	5.875%	12/1/2036	200,000	252,508
Total Materials				252,508

Telecommunication Services ― 0.5%
Diversified Telecommunication Services ― 0.5%
Verizon Communications Inc.	1.991%	9/14/2018	55,000	57,414	(a)
Verizon Communications Inc.	6.350%	4/1/2019	150,000	174,712
Total Diversified Telecommunication Services				232,126
Total Telecommunication Services				232,126

Total Corporate Bonds (Cost ― $8,142,136)				8,573,295

Mortgage Backed Securities ― 1.2%
Federal Home Loan Mortgage Corporation ― 0.6%
Freddie Mac Gold Pool, C91417	3.500%	1/1/2032	91,064	96,122
Freddie Mac Gold Pool, A35826	5.000%	7/1/2035	73,323	81,458
Freddie Mac Gold Pool, A49479	5.000%	6/1/2036	59,536	66,077
Freddie Mac Gold Pool, A65694	6.000%	9/1/2037	60,275	68,467
Total FHLMC				312,124
Federal National Mortgage Association ― 0.6%
Fannie Mae Pool, 555487	5.000%	5/1/2018	39,835	41,891
Fannie Mae Pool, 896885	6.000%	6/1/2022	12,571	13,810
Fannie Mae Pool, 995262	5.500%	1/1/2024	50,498	55,250
Fannie Mae Pool, 891596	5.500%	6/1/2036	57,355	64,550
Fannie Mae Pool, 900936	6.500%	2/1/2037	21,262	24,432
Fannie Mae Pool, 946594	6.000%	9/1/2037	63,649	72,628
Total FNMA				272,561
Total Mortgage Backed Securities (Cost ― $527,836)				584,685

US Government & Agency Obligations ― 8.1%
U.S. Government Agencies ― 3.6%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/2021	125,000	125,015
Federal Home Loan Mortgage Corp (FHLMC)	2.000%	8/25/2016	130,000	132,795
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	120,000	131,726
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	75,000	74,408
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/2022	560,000	579,457
Federal National Mortgage Association (FNMA)	1.150%	12/12/2018	150,000	149,434
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	550,262
Total U.S. Government Agencies				1,743,097

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government Obligations ― 4.5%
United States Treasury Bonds	7.875%	2/15/2021	$140,000	$190,203
United States Treasury Bonds	7.250%	8/15/2022	150,000	208,395
United States Treasury Bonds	7.125%	2/15/2023	100,000	139,883
United States Treasury Bonds	6.250%	8/15/2023	50,000	67,437
United States Treasury Bonds	3.500%	2/15/2039	176,000	208,450
United States Treasury Bonds	4.375%	11/15/2039	242,000	326,019
United States Treasury Notes	4.250%	11/15/2017	135,000	147,203
United States Treasury Notes	2.250%	11/30/2017	70,000	72,713
United States Treasury Notes	3.625%	8/15/2019	190,000	208,970
United States Treasury Notes	2.625%	8/15/2020	545,000	577,572
United States Treasury Notes	3.125%	5/15/2021	50,000	54,438
Total U.S. Government Obligations				2,201,283
Total U.S Government & Agency Obligations (Cost ― $3,596,923)				3,944,380

Total Investments ― 95.1% (Cost ― $34,501,491)				46,076,670
Other Assets in Excess of Liabilities ― 4.9%				2,367,818
Total Net Assets ― 100.0%				$48,444,488

Notes:

* Non-income producing security.
(a) Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:
ADR - American Depositary Receipts

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at March 31, 2015, was as follows***:

Cost of investments	$ 34,501,490
Gross unrealized appreciation	12,247,073
Gross unrealized depreciation	(671,893)
Net unrealized appreciation	$ 11,575,180

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Funds
Schedule of Investments (continued)
March 31, 2015 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$107,118,639	$-	$-	$107,118,639
Total long-term investments	107,118,639	-	-	107,118,639
Total investments	$107,118,639	$-	$-	$107,118,639

1919 MARYLAND TAX-FREE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$139,112,196	$-	$139,112,196
Total investments	$-	$139,112,196	$-	$139,112,196

1919 SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$90,675,737	$-	$-	$90,675,737
Asset-Backed Securities	-	692,226	-	692,226
Collateralized Mortgage Obligations	-	1,367,974	-	1,367,974
Corporate Bonds & Notes	-	26,010,689	-	26,010,689
Mortgage-Backed Securities	-	2,227,932	-	2,227,932
Municipal Bonds	-	455,579	-	455,579
U.S. Government & Agency Obligations	-	11,451,866	-	11,451,866
Total long-term investments	$90,675,737	$42,206,266	$-	$132,882,003
Total investments	$90,675,737	$42,206,266	$-	$132,882,003

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$32,410,508	$-	$-	$32,410,508
Asset-Backed Securities	-	231, 089	-	231, 089
Collateralized Mortgage Obligations	-	332,713	-	332,713
Corporate Bonds & Notes	-	8,573,295	-	8,573,295
Mortgage-Backed Securities	-	584,685	-	584,685
U.S. Government & Agency Obligations	-	3,944,380	-	3,944,380
Total long-term investments	$32,410,508	$13,666,162	$-	$46,076,670
Total investments	$32,410,508	$13,666,162	$-	$46,076,670

* See Schedule of Investments for additional detailed categorizations.

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
                       Christopher E. Kashmerick, President and Principal Executive Officer

Date  May XX, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
          Russell B. Simon, Treasurer and Principal Financial Officer

Date  May XX, 2015